Note 21 - Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
NOTE
2
1
Fair
Value of Financial Instruments
ASC
825
,
Disclosures about Fair Values of Financial Instruments
, requires disclosure of the estimated fair values of the Company's financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of
December 31, 2017
and
2016
based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no
market exists for a significant portion of the Company's financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not
considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not
been considered in any of the estimates.

The estimated fair value of the Company's financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31 , 201 7						December 31, 201 6
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract a mount
Financial assets:
Cash and cash equivalents	$37,564	37,564	37,564				27,561	27,561
Securities available for sale	77,472	77,472		77,472			78,477	78,477
Loans held for sale	1,837	1,837		1,837			2,009	2,009
Loans receivable, net	585,931	585,494		585,494			551,171	552,395
FHLB stock	817	817		817			770	770
Accrued interest receivable	2,344	2,344		2,344			2,626	2,626
Financial liabilities:
Deposits	635,601	635,905		635,905			592,811	593,297
Other borrowings	0	0		0			7,000	7,018
Accrued interest payable	146	146		146			236	236
Off-balance sheet financial instruments:
Commitments to extend credit	28	28				173,645	66	66	184,596
Commitments to sell loans	(11)	(11)				5,629	(22)	(22)	9,595

Cash and Cash Equivalents
The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for
Sale
The fair values of securities were based upon quoted market prices.

Loans Held for
Sale
The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable
The fair values of loans receivable were estimated for groups of loans with similar characteristics. The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market.

FHLB
Stock
The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable
The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not
present unanticipated credit concerns.

Deposits
T
he fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

The fair value estimate for deposits does
not
include the benefit that results from the low cost funding provided by the Company's existing deposits and long-term customer relationships compared to the cost of obtaining different sources of funding. This benefit is commonly referred to as the core deposit intangible.

FHLB
Advances
and Other Borrowings
The fair values of advances
and borrowings with fixed maturities are estimated based on discounted cash flow analysis using as discount rates the interest rates charged by the FHLB for borrowings of similar remaining maturities.

Accrued Interest Payable
The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit
The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans
The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.